Schedule of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Line Items]
Cost	$ 100,129	$ 99,504
Accumulated Impairment	(41,145)	(30,808)
Foreign Currency Adjustment	(20)	(40)
Net Carrying Amount	$ 58,964	$ 68,656